Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Information (Unaudited) [Abstract]
Quarterly Information (Unaudited)
QUARTERLY INFORMATION (UNAUDITED)

The following quarterly information differs from previously reported amounts due to the reclassifications of the results of operations of certain long-lived assets to discontinued operations for all periods presented. See Note 4 for further information.

Year Ended December 31, 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total (1)
Total revenues	$246,469	$251,844	$256,359	$278,005	$1,032,677
Income from operations (2)	91,702	94,400	96,331	95,999	378,432
Income from continuing operations (3)	34,533	36,100	37,425	84,429	192,487
Discontinued operations	2,018	3,293	(24,933)	1,654	(17,968)
Net income	36,551	39,393	12,492	86,083	174,519
Net income attributable to the Company	26,049	29,391	8,074	68,086	131,600
Net income (loss) attributable to common shareholders	15,455	18,797	(2,520)	52,357	84,089
Basic per share data attributable to common shareholders:
Income from continuing operations, net of preferred dividends	$0.09	$0.11	$0.11	$0.32	$0.64
Net income (loss) attributable to common shareholders	$0.10	$0.12	$(0.02)	$0.33	$0.54
Diluted per share data attributable to common shareholders:
Income from continuing operations, net of preferred dividends	$0.09	$0.11	$0.11	$0.32	$0.64
Net income (loss) attributable to common shareholders	$0.10	$0.12	$(0.02)	$0.33	$0.54

Year Ended December 31, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total (1)
Total revenues	$262,678	$258,039	$264,699	$264,546	$1,049,962
Income from operations (4)	97,933	96,041	51,257	113,349	358,580
Income (loss) from continuing operations (5)	36,283	32,813	(18,499)	110,325	160,922
Discontinued operations	27,625	(3,281)	179	(451)	24,072
Net income (loss)	63,908	29,532	(18,320)	109,874	184,994
Net income (loss) attributable to the Company	47,319	20,376	(16,726)	82,967	133,936
Net income (loss) attributable to common shareholders	36,725	9,782	(27,320)	72,373	91,560
Basic per share data attributable to common shareholders:
Income (loss) from continuing operations, net of preferred dividends	$0.11	$0.08	$(0.19)	$0.49	$0.49
Net income (loss) attributable to common shareholders	$0.25	$0.07	$(0.18)	$0.49	$0.62
Diluted per share data attributable to common shareholders:
Income (loss) from continuing operations, net of preferred dividends	$0.11	$0.08	$(0.19)	$0.49	$0.49
Net income (loss) attributable to common shareholders	$0.25	$0.07	$(0.18)	$0.49	$0.62

(1)	The sum of quarterly earnings per share may differ from annual earnings per share due to rounding.

(2)
Income from operations for the quarter ended December 31, 2012 includes a loss on impairment of real estate assets of $20,315 to write down the book value of vacant land available for expansion (see Note 15).

(3)
Income from continuing operations for the quarter ended December 31, 2012 includes a $45,072 gain on investment related to the Company's acquisition of a joint venture partner's interest in one Property (see Note 3).

(4)	Income from operations for the quarter ended September 30, 2011 includes a $50,683 loss on impairment of real estate related to one Mall (see Note 15).

(5)
Income from continuing operations for the quarter ended December 31, 2011 includes a $54,327 gain on sale of real estate for the sale of a partial interest in several Properties as part of the CBL/T-C joint venture (see Note 5).